Related party balances and transactions (Pre-tax benefits and social insurance of key management personnel) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party balances and transactions [abstract]
Salaries	¥ 9,373	¥ 6,881	¥ 6,754
Pension	1,329	1,262	1,292
Total	¥ 10,702	¥ 8,143	¥ 8,046